PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 170,786		$ 139,160
Accumulated depreciation	77,152		66,173
Depreciated cost	93,634		72,987
Depreciation expense	11,626		10,544		11,188
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	124,728	[1]	97,252	[1]
Investment grant received	7,200
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	7,868		6,521
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,565		1,316
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	35,686		33,132
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 939	[2]	$ 939	[2]
Operating lease term	49 years
Operating lease renewal term	49 years

[1]	Presented net of investment grant received in the amount of $7,200.
[2]	The Company leases land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term).